Summary of Business and Significant Accounting Policies (Details) - Schedule of Trust and PIPE, net of fees and expenses $ in Thousands	6 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Trust And Pipe Net Of Fees And Expenses Abstract
Cash-Ventoux Trust and working capital cash	$ 9,584
Cash-PIPE investment	55,400
Less: transaction costs and other payments(1)	(15,144) [1]
Total	$ 49,840

[1]	Amount reflects (1) the repayment of $1,925 of Ventoux related party loans utilizing proceeds from Trust, (2) the payment of $7,771 in Ventoux transaction costs related to the Merger, (3) the payment of $4,874 in Legacy Presto transaction costs related to the Merger and (4) the payment of certain other costs not directly related to the Merger in the amount of $499. Legacy Presto also incurred $2,090 in transaction costs which were paid via the issuance of 260,000 Company shares. Further in conjunction with the Merger, Legacy Presto incurred $3,247 in transaction costs which were either paid prior to or after the Merger. As of December 31, 2022, all of the transaction costs incurred by Legacy Presto are paid. Accordingly, in total Legacy Presto incurred transaction costs of $10,431.